Employee Benefit Plans	6 Months Ended
Dec. 31, 2022
Employee Benefit Plans
Employee Benefit Plans

17. Employee Benefit Plans

The Company has a 401(k) profit sharing plan covering all its employees, which provides for voluntary employee salary contributions not to exceed the statutory limitations provided by the Internal Revenue Code. The plan provides for Company matching contribution equal to 100% of employee’s deferral up to 3% of pay, plus 50% of employee’s deferral over 3% of pay up to 5%. Total matching contributions amounted to $58,600 and $53,400 for the six months ended December 31, 2022 and 2021 (unaudited), respectively and $112,400 and $90,700 for the six years ended June 30, 2022 and 2021, respectively.